Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, New York 10036

www.faegredrinker.com

February 14, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Partners Group Next Generation Infrastructure, LLC (File No. 811-23938)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is the registration statement on Form N-2 (the “Registration Statement”) of Partners Group Next Generation Infrastructure, LLC. The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder.

Questions and comments concerning the Registration Statement may be directed to the undersigned at (212) 248-3298 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Sincerely,

/s/ Joshua Lindauer
Joshua Lindauer